UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance VT Floating-Rate Income Fund

ADV Class VTFLA

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ADV Class	$48	0.97%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$495,386,818
# of Portfolio Holdings	479
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.1%
Exchange-Traded Funds	1.0%
Common Stocks	1.1%
Asset-Backed Securities	3.0%
Corporate Bonds	4.0%
Short-Term Investments	6.4%
Senior Floating-Rate Loans	84.4%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.1%
CCC or Lower	2.8%
B	66.8%
BB	20.6%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Equities, ETFs and Cash and Cash Equivalents. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

VTFLA-TSR-SAR

Eaton Vance VT Floating-Rate Income Fund

Initial Class VTFLR

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$61	1.22%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$495,386,818
# of Portfolio Holdings	479
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.1%
Exchange-Traded Funds	1.0%
Common Stocks	1.1%
Asset-Backed Securities	3.0%
Corporate Bonds	4.0%
Short-Term Investments	6.4%
Senior Floating-Rate Loans	84.4%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.1%
CCC or Lower	2.8%
B	66.8%
BB	20.6%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Equities, ETFs and Cash and Cash Equivalents. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

VTFLR-TSR-SAR

Eaton Vance VT Floating-Rate Income Fund

Institutional Class VTFLI

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance VT Floating-Rate Income Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$35	0.71%Footnote Reference2
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.
Footnote[2]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$495,386,818
# of Portfolio Holdings	479
Portfolio Turnover Rate	26%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference*	0.1%
Exchange-Traded Funds	1.0%
Common Stocks	1.1%
Asset-Backed Securities	3.0%
Corporate Bonds	4.0%
Short-Term Investments	6.4%
Senior Floating-Rate Loans	84.4%
Footnote	Description
Footnote*	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Table Summary
Value	Value
Not Rated	1.1%
CCC or Lower	2.8%
B	66.8%
BB	20.6%
BBB	3.3%
Footnote	Description
Footnote[a]	Excludes Equities, ETFs and Cash and Cash Equivalents. Ratings are categorized using S&P Global Ratings (“S&P”), with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

VTFLI-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
VT Floating-Rate Income Fund
Semi-Annual Financial Statements and
Additional Information
June 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2026
Eaton Vance
VT Floating-Rate Income Fund
Items 8 and 9 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 3.0%
Security	Principal Amount (000's omitted)	Value
ARES XXXIX CLO Ltd., Series 2016-39A, Class ER4, 9.975%, (3 mo. SOFR + 6.30%), 7/15/39(1)(2)	$1,000	$ 1,002,534
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	1,500	1,507,417
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,500	1,509,726
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.777%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	911,548
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 11.225%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	938,544
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,500	1,479,683
Elmwood CLO VIII Ltd., Series 2021-1A, Class DRR, 6.89%, (3 mo. SOFR + 3.25%), 4/20/37(1)(2)	1,500	1,503,237
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 10.865%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	787,541
New Mountain CLO 9 Ltd., Series CLO-9A, Class D2, 7.359%, (3 mo. SOFR + 3.65%), 4/22/39(1)(2)	1,000	996,878
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.185%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	1,940,572
RR 25 Ltd., Series 2023-25A, Class DR2, 9.123%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	1,500	1,500,537
Silver Point CLO 17 Ltd., Series 2026-17A, Class E, 10.11%, (3 mo. SOFR + 6.43%), 4/15/39(1)(2)	1,000	1,017,366
Total Asset-Backed Securities (identified cost $15,456,181)		$ 15,095,583

Common Stocks — 1.2%
Security	Shares	Value
Commercial Services & Supplies — 0.0%†
Monitronics International, Inc.(3)(4)	13,507	$ 121,144
		$ 121,144
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(3)(4)	33,758	$ 36,577
		$ 36,577
Electronic Equipment, Instruments & Components — 0.3%
Luxco Co. Ltd.(3)(4)	16,683	$ 333,213
Range Red Acquisitions LLC, Class A1(3)(4)(5)	633	872,091
		$ 1,205,304
Security	Shares	Value
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	3,342	$ 17,311
		$ 17,311
Health Care — 0.2%
Cano Health, Inc.(3)(4)(5)	44,627	$ 0
Envision Parent, Inc.(3)(4)	58,278	1,092,712
		$ 1,092,712
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(3)(4)	87,691	$ 756,335
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 756,335
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	7,165	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	5,644	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.5%
Mallinckrodt International Finance SA(3)(4)	23,499	$ 2,310,739
Par Health, Inc.(3)(4)	23,499	162,296
		$ 2,473,035
Retailers (Except Food and Drug) — 0.0%
Phillips Pet Holding Corp.(3)(4)(5)	285	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	10,367	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $6,971,349)		$ 5,702,418

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 4.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.0%†
Goat Holdco LLC, 6.75%, 2/1/32(1)	$175	$ 179,488
		$ 179,488
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)	$475	$ 470,934
WestJet Airlines Ltd., 8.00%, 2/14/31(1)	500	502,317
		$ 973,251
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$375	$ 393,333
		$ 393,333
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 177,959
		$ 177,959
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 946,335
		$ 946,335
Commercial Services — 0.1%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$175	$ 181,344
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	490	508,240
		$ 689,584
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$925	$ 965,627
		$ 965,627
Diversified Financial Services — 0.2%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$360	$ 379,650
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	704,709
		$ 1,084,359
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 637,040
		$ 637,040
Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.3%
Ingram Micro, Inc., 4.75%, 5/15/29(1)	$1,325	$ 1,302,115
		$ 1,302,115
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 112,522
		$ 112,522
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 390,492
		$ 390,492
Insurance — 0.7%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 603,310
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	1,000	926,414
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	1,775	1,770,396
		$ 3,300,120
Machinery — 0.2%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$375	$ 376,098
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	200	194,143
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	200	200,171
		$ 770,412
Media — 0.1%
Univision Communications, Inc., 4.50%, 5/1/29(1)	$650	$ 621,055
		$ 621,055
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$550	$ 557,428
		$ 557,428
Pipelines — 0.1%
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.875%, 6/1/34(1)	$300	$ 298,761
7.375%, 6/30/33(1)	130	132,525
		$ 431,286
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 391,061
		$ 391,061

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software — 0.6%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$1,000	$ 950,917
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	675	655,689
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	400	418,661
UKG, Inc., 6.875%, 2/1/31(1)	800	777,703
		$ 2,802,970
Technology — 0.1%
NCR Atleos Corp., 9.50%, 4/1/29(1)	$675	$ 720,102
		$ 720,102
Telecommunications — 0.6%
Altice France SA, 9.50%, 11/1/29(1)	$2,420	$ 2,458,415
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	750	617,428
		$ 3,075,843
Total Corporate Bonds (identified cost $20,568,603)		$ 20,522,382

Exchange-Traded Funds — 1.0%
Security	Shares	Value
Fixed-Income Funds — 0.5%
Eaton Vance Floating-Rate ETF(6)	55,000	$ 2,667,781
Income Funds — 0.5%
Eldridge BBB-B CLO ETF	95,000	2,509,900
Total Exchange-Traded Funds (identified cost $5,192,650)		$ 5,177,681

Preferred Stocks — 0.2%
Security	Shares	Value
Beverages — 0.1%
City Brewing Topco LLC(3)(4)(5)	67,143	$ 352,501
		$ 352,501
Software and Services — 0.1%
Blackboard LLC, Series A(3)(4)(5)	11,349	$ 208,027
		$ 208,027
Security	Shares	Value
Technology — 0.0%†
Cohesity Global, Inc.:
Series G(3)	5,614	$ 120,701
Series G1(3)	3,879	79,035
		$ 199,736
Total Preferred Stocks (identified cost $995,789)		$ 760,264

Senior Floating-Rate Loans — 86.7%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.8%
Air Comm Corporation LLC:
Term Loan, 6.196%, (3 mo. USD Term SOFR + 2.50%), 12/11/31	$1,671	$ 1,674,093
Term Loan, 12/11/31(8)	58	58,443
HDI Aerospace Intermediate Holding III Corp., Term Loan, 6.924%, (3 mo. USD Term SOFR + 3.25%), 2/11/32	617	619,505
Kaman Corp.:
Term Loan, 5.671%, (3 mo. USD Term SOFR + 2.00%), 2/26/32	896	895,929
Term Loan, 2/26/32(8)	104	103,920
TransDigm, Inc.:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 3/22/30	2,662	2,665,468
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	1,151	1,152,365
VistaJet Malta Finance PLC, Term Loan, 7.442%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	1,647	1,656,335
		$ 8,826,058
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 7.913%, (3 mo. USD Term SOFR + 4.25%), 4/29/33	$1,000	$ 1,001,660
		$ 1,001,660
Airlines — 0.5%
American Airlines, Inc.:
Term Loan, 5.925%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	$1,387	$ 1,387,591
Term Loan, 6.666%, (3 mo. USD Term SOFR + 3.00%), 5/29/33	1,250	1,236,719
		$ 2,624,310

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods — 0.7%
Beach Acquisition Bidco LLC, Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 9/12/32	$995	$ 1,001,583
Gloves Buyer, Inc., Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 5/21/32	2,512	2,522,588
		$ 3,524,171
Auto Components — 0.7%
Adient U.S. LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	$767	$ 766,962
Autokiniton U.S. Holdings, Inc., Term Loan, 7.758%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	778	777,118
Clarios Global LP, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	1,125	1,127,486
DexKo Global, Inc., Term Loan, 8.163%, (3 mo. USD Term SOFR + 4.50%), 10/6/31	389	377,979
First Brands Group LLC, Term Loan, 0.00%, 3/30/27(9)	373	612
RealTruck Group, Inc.:
Term Loan, 9.386%, (3 mo. USD Term SOFR + 5.75%), 1/31/31	155	159,339
Term Loan, 9.898%, (3 mo. USD Term SOFR + 6.00%), 1/31/31	686	432,612
		$ 3,642,108
Automobiles — 0.3%
Bombardier Recreational Products, Inc.:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 12/13/29	$273	$ 273,221
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	414	414,169
MajorDrive Holdings IV LLC, Term Loan, 7.994%, (3 mo. USD Term SOFR + 4.00%), 6/1/28	785	755,935
		$ 1,443,325
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 7.494%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	$566	$ 563,810
City Brewing Co. LLC, Term Loan, 10.666%, (3 mo. USD Term SOFR + 7.00%), 9/30/30	131	19,613
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31	399	401,280
		$ 984,703
Biotechnology — 0.8%
Alkermes, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/12/31	$623	$ 626,555
Borrower/Description	Principal Amount (000's omitted)	Value
Biotechnology (continued)
Alltech, Inc., Term Loan, 8.008%, (1 mo. USD Term SOFR + 4.25%), 8/13/30	$1,486	$ 1,488,872
Grifols Worldwide Operations USA, Inc., Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33	1,671	1,676,978
		$ 3,792,405
Broadline Retail — 0.5%
Peer Holding III BV:
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	$1,051	$ 1,054,227
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	1,354	1,358,777
		$ 2,413,004
Building Products — 0.2%
ADI Global Distribution Funding LLC, Term Loan, 6/17/33(10)	$325	$ 326,219
Cornerstone Building Brands, Inc., Term Loan, 8.164%, (3 mo. USD Term SOFR + 4.50%), 5/15/31	515	267,229
Gibraltar Industries, Inc., Term Loan, 5.869% - 5.875%, (1 mo. USD Term SOFR + 2.25%), 2/2/33	462	461,250
		$ 1,054,698
Capital Markets — 3.9%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30	$1,699	$ 1,705,784
Apex Group Treasury LLC, Term Loan, 7.153%, (3 mo. USD Term SOFR + 3.50%), 2/27/32	523	496,693
Aretec Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 8/9/30	1,034	1,032,672
Citco Funding LLC, Term Loan, 5.663%, (3 mo. USD Term SOFR + 2.00%), 1/30/33	647	645,596
Edelman Financial Center LLC, Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 12/1/31	1,477	1,482,598
EIG Management Co. LLC, Term Loan, 8.644%, (1 mo. USD Term SOFR + 5.00%), 5/17/29	350	348,276
Focus Financial Partners LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	1,787	1,747,511
Franklin Square Holdings LP, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	980	908,337
Guggenheim Partners LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/26/31	1,247	1,247,839
HighTower Holdings LLC, Term Loan, 6.408%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	1,687	1,677,685
Jupiter Borrower, Inc., Term Loan, 3/25/33(10)	500	500,210

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 3/22/31	$814	$ 807,806
Mariner Wealth Advisors LLC , Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	1,820	1,821,467
NEXUS Buyer LLC:
Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	764	738,404
Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 7/31/31	744	722,178
Orion Advisor Solutions, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	1,309	1,300,161
Orion U.S. Finco, Inc., Term Loan, 7.169%, (3 mo. USD Term SOFR + 3.50%), 10/8/32	973	974,255
Saphilux SARL, Term Loan, 6.51% - 6.73%, (6 mo. USD Term SOFR + 3.00%), 7/18/28	990	995,780
		$ 19,153,252
Chemicals — 2.4%
AAP Buyer, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 9/9/31	$443	$ 445,280
BASF Coatings, Term Loan, 5/6/33(10)	1,275	1,280,578
Charter NEX U.S., Inc., Term Loan, 6.114%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	990	990,969
Chemours Co., Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	1,294	1,293,099
CP Iris HoldCo I, Inc.:
Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	291	278,113
Term Loan, 10/27/32(8)	9	8,199
Discovery Purchaser Corp., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	521	519,330
Fortis 333, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/29/32	695	694,023
INEOS U.S. Finance LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,360	1,255,793
Minerals Technologies, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	493	493,731
Nouryon Finance BV, Term Loan, 7/3/31(10)	600	600,876
Olympus Water U.S. Holding Corp., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,543	2,542,908
SCUR-Alpha 1503 GmbH, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	513	447,736
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 6.144% - 6.232%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31	$502	$ 412,069
W.R. Grace & Co.-Conn., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	596	594,506
		$ 11,857,210
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL, Term Loan, 6.632%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	$2,329	$ 2,337,337
Allied Universal Holdco LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	3,282	3,287,132
American Auto Auction Group LLC, Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 5/28/32	1,022	1,023,183
EnergySolutions LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	925	928,791
Foundever Group, Term Loan, 7.744%, (3 mo. USD Term SOFR + 3.75%), 8/28/28	1,089	552,882
Garda World Security Corp., Term Loan, 6.419%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	3,194	3,193,591
Gategroup Fin Luxembourg SA, Term Loan, 7.192%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	496	499,048
Geosyntec Consultants, Term Loan, 6.637% - 6.644%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	521	521,714
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	2,177	2,180,096
Harsco Corp., Term Loan, 6.008%, (1 mo. USD Term SOFR + 2.25%), 6/9/28	127	127,036
Heritage Environmental Services, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 4/1/33	1,200	1,207,500
Heritage-Crystal Clean, Inc., Term Loan, 6.642%, (3 mo. USD Term SOFR + 3.00%), 10/17/30	2,173	2,183,868
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.621%, (1 mo. USD Term SOFR + 3.00%), 12/2/31	1,766	1,772,461
MV Holding GmbH, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 3/17/32	594	594,952
Prime Security Services Borrower LLC, Term Loan, 5.619%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	816	811,657
Reworld Holding Corp.:
Term Loan, 5.889%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	1,137	1,138,050
Term Loan, 5.889%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	185	185,397

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Reworld Holding Corp.: (continued)
Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 11/30/28	$1,228	$ 1,230,460
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	716	717,704
		$ 24,492,859
Construction Materials — 0.8%
Quikrete Holdings, Inc.:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 3/19/29	$1,025	$ 1,026,973
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 4/14/31	1,592	1,592,719
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	1,459	1,459,649
		$ 4,079,341
Consumer Staples Distribution & Retail — 0.3%
Boots Group Bidco Ltd., Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	$1,741	$ 1,749,591
		$ 1,749,591
Containers & Packaging — 2.1%
Altium Packaging LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 6/11/31	$762	$ 742,526
Berlin Packaging LLC, Term Loan, 6.932% - 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	936	932,961
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.819%, (1 mo. USD Term SOFR + 3.18%), 4/13/29	1,962	1,930,760
Pelican Products, Inc., Term Loan, 8.244%, (3 mo. USD Term SOFR + 4.25%), 12/29/28	449	431,680
Pregis TopCo Corp., Term Loan, 7.394%, (1 mo. USD Term SOFR + 3.75%), 2/1/29	1,486	1,492,179
Proampac PG Borrower LLC, Term Loan, 7.652% - 7.666%, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 3/7/33	2,425	2,388,625
Sword Purchaser LLC, Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 4/11/33	2,500	2,442,775
		$ 10,361,506
Distributors — 0.0%†
Phillips Feed Service, Inc., Term Loan, 14.00%, (1 mo. USD Term SOFR + 10.00%), 4/13/33(5)	$52	$ 31,864
		$ 31,864
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Consumer Services — 1.1%
Ascend Learning LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 12/11/28	$1,451	$ 1,418,272
Fugue Finance BV, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 1/9/32	993	991,359
Lernen Bidco Ltd., Term Loan, 7.01%, (6 mo. USD Term SOFR + 3.50%), 10/27/31	493	485,774
Spring Education Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/4/30	1,489	1,487,409
Wand NewCo 3, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 1/30/31	1,191	1,190,751
		$ 5,573,565
Diversified Telecommunication Services — 0.5%
Altice France SA, Term Loan, 10.548%, (3 mo. USD Term SOFR + 6.88%), 5/31/31	$8	$ 8,027
Level 3 Financing, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 3/29/32	1,575	1,577,882
Virgin Media Bristol LLC, Term Loan, 6.967%, (6 mo. USD Term SOFR + 3.18%), 3/31/31	850	756,619
		$ 2,342,528
Electric Utilities — 0.4%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32	$1,936	$ 1,944,281
		$ 1,944,281
Electrical Equipment — 1.7%
Belden, Inc., Term Loan, 6/10/33(10)	$1,025	$ 1,027,562
Dynamo Newco II GmbH, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 9/30/31	1,474	1,406,954
Kohler Energy Co. LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31	2,607	2,614,020
Nvent Electric PLC, Term Loan, 6.371%, (1 mo. USD Term SOFR + 2.75%), 1/30/32	1,042	1,046,116
PMI (U.S) Bidco, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/16/33	625	629,300
Term Loan, 3/16/33(8)	100	100,688
WEC U.S. Holdings Ltd., Term Loan, 5.621%, (1 mo. USD Term SOFR + 2.00%), 1/27/31	1,533	1,532,982
		$ 8,357,622
Electronic Equipment, Instruments & Components — 1.4%
Celestica, Inc., Term Loan, 5.403%, (1 mo. USD Term SOFR + 1.75%), 6/20/31	$882	$ 883,103
Chamberlain Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	2,224	2,227,860

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Coreweave Financing DDTL V LLC, Term Loan, 11/17/31(10)	$600	$ 612,891
Creation Technologies, Inc., Term Loan, 9.439%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	768	765,604
Ingram Micro, Inc., Term Loan, 5.927%, (3 mo. USD Term SOFR + 2.25%), 9/22/31	150	150,654
Range Red Operating, Inc.:
Term Loan, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)	230	184,321
Term Loan - Second Lien, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(5)	966	773,199
Spectris PLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/6/32	398	400,320
Verifone Systems, Inc., Term Loan, 9.425%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	1,033	979,682
		$ 6,977,634
Energy Equipment & Services — 0.4%
PG Investment Co. 59 SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 3/26/31	$2,055	$ 2,056,583
		$ 2,056,583
Engineering & Construction — 1.9%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	$804	$ 808,089
Artera Services LLC, Term Loan, 8.144%, (1 mo. USD Term SOFR + 4.50%), 2/15/31	415	368,580
Azuria Water Solutions, Inc.:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 4/25/33	1,653	1,652,061
Term Loan, 4/25/33(8)	172	171,643
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)	500	393,928
Construction Partners, Inc., Term Loan, 5.637%, (1 mo. USD Term SOFR + 2.00%), 11/3/31	668	668,144
Crown Subsea Communications Holding, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 1/30/31	1,250	1,255,419
Green Infrastructure Partners, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/24/32	873	873,904
New Arclin U.S. Holding Corp., Term Loan, 8.12%, (1 mo. USD Term SOFR + 4.50%), 4/1/33	500	459,732
Northstar Group Services, Inc., Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	1,559	1,566,197
Trilon Group LLC:
Term Loan, 7.124%, (3 mo. USD Term SOFR + 3.50%), 6/10/33	941	942,503
Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
Trilon Group LLC: (continued)
Term Loan, 6/10/33(8)	$84	$ 83,778
		$ 9,243,978
Entertainment — 2.7%
City Football Group Ltd., Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.00%), 7/22/30	$411	$ 410,361
Creative Artists Agency LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 10/1/31	1,657	1,658,669
Discovery Global Holdings, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 6/3/33	2,771	2,774,885
Electronic Arts, Inc., Term Loan, 3/24/33(10)	3,075	3,086,039
EOC Borrower LLC, Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 3/24/32	2,971	2,978,297
Pretzel Parent, Inc., Term Loan, 8.144%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	515	492,430
TKO Worldwide Holdings LLC, Term Loan, 5.413%, (3 mo. USD Term SOFR + 1.75%), 11/21/31	835	833,358
Varsity Brands, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/26/31	991	993,827
		$ 13,227,866
Financial Services — 1.5%
CPI Holdco B LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	$2,155	$ 2,149,409
NCR Atleos LLC, Term Loan, 6.668%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	967	968,541
Nuvei Corp., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 11/17/31	1,483	1,447,819
Planet U.S. Buyer LLC, Term Loan, 6.656%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	682	685,658
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	1,038	973,984
TMF Group Holding BV, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 5/30/33	366	367,078
Walker & Dunlop, Inc., Term Loan, 5.652%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	691	689,522
		$ 7,282,011
Food Products — 1.1%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 8/2/28(5)(9)	$265	$ 0
Term Loan, 0.00%, 8/2/28(5)(9)	235	142,840
Term Loan, 13.244%, (1 mo. USD Term SOFR + 9.50%), 6/30/26(5)	864	524,226
Term Loan - Second Lien, 0.00%, 8/2/28(5)(9)	1,870	0

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Food Products (continued)
Froneri Lux Finco SARL, Term Loan, 6.127%, (6 mo. USD Term SOFR + 2.50%), 9/30/32	$1,271	$ 1,263,867
Golden State Food LLC, Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 12/4/31	912	914,805
Newly Weds Foods, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	1,163	1,165,669
PFI Lower Midco LLC, Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	622	626,928
Treehouse Foods, Inc., Term Loan, 7.894%, (1 mo. USD Term SOFR + 4.25%), 2/11/33	975	979,100
		$ 5,617,435
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 12/31/32	$1,085	$ 1,080,398
Stonepeak Bayou Holdings LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/1/32	274	274,083
		$ 1,354,481
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 6.364%, (3 mo. USD Term SOFR + 2.75%), 6/24/32	$817	$ 820,757
		$ 820,757
Health Care Equipment & Supplies — 1.6%
Bausch & Lomb Corp., Term Loan, 7.394%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	$2,566	$ 2,575,321
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	2,305	2,258,427
Journey Personal Care Corp., Term Loan, 7.394%, (1 mo. USD Term SOFR + 3.75%), 3/1/28	866	866,318
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32	2,125	2,128,103
		$ 7,828,169
Health Care Providers & Services — 5.3%
AEA International Holdings (Lux) SARL, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/7/28	$932	$ 934,102
Cano Health LLC:
Term Loan, 11.509% - 11.865%, (3 mo. USD Term SOFR + 8.00%, 6 mo. USD Term SOFR + 8.00%), 6/28/29(5)(8)	60	60,103
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)	232	0
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
CNT Holdings I Corp., Term Loan, 6.163%, (3 mo. USD Term SOFR + 2.50%), 11/8/32	$983	$ 984,522
Ensemble RCM LLC, Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/9/33	1,075	1,072,044
ExamWorks BidCo, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	1,758	1,761,791
Global Medical Response, Inc., Term Loan, 6.889%, (1 mo. USD Term SOFR + 3.25%), 10/1/32	1,456	1,461,460
Hanger, Inc.:
Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	1,094	1,098,848
Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)	142	142,490
Heartland Dental LLC, Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 8/25/32	1,312	1,314,707
IVC Acquisition Ltd., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 12/12/28	1,489	1,480,717
MDVIP, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	718	719,286
MED ParentCo LP, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 4/15/31	1,191	1,193,748
Medical Solutions Holdings, Inc.:
Term Loan, 7.296%, (3 mo. USD Term SOFR + 3.50%), 11/1/30	709	0
Term Loan, 9.046%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	886	675,513
Term Loan, 11/1/30(10)	304	232,120
Midwest Physician Administrative Services LLC, Term Loan, 6.758%, (1 mo. USD Term SOFR + 3.00%), 3/12/28	740	737,044
National Mentor Holdings, Inc., Term Loan, 9.644%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	2,236	2,255,911
Pacific Dental Services LLC, Term Loan, 5.889%, (1 mo. USD Term SOFR + 2.25%), 3/15/31	2,226	2,229,548
Phoenix Guarantor, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 2/21/31	975	973,808
Radiology Partners, Inc., Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 6/30/32	999	999,845
Radnet Management, Inc., Term Loan, 5.661%, (3 mo. USD Term SOFR + 2.00%), 4/18/31	1,915	1,915,378
Raven Acquisition Holdings LLC:
Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	971	959,031
Term Loan, 11/19/31(8)	70	69,369
Select Medical Corp.:
Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 12/3/31	911	911,503
Term Loan, 12/31/31(10)	900	904,500

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
U.S. Anesthesia Partners, Inc., Term Loan, 7.735%, (1 mo. USD Term SOFR + 4.00%), 10/2/28	$1,072	$ 1,074,397
		$ 26,161,785
Health Care Technology — 1.9%
athenahealth Group, Inc., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 2/16/32	$2,573	$ 2,549,770
Cotiviti Corp., Term Loan, 6.371%, (1 mo. USD Term SOFR + 2.75%), 5/1/31	2,475	2,269,872
Imprivata, Inc., Term Loan, 12/3/29(10)	375	375,414
PointClickCare Technologies, Inc., Term Loan, 6.413%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	1,609	1,604,541
Project Ruby Ultimate Parent Corp., Term Loan, 6.508%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	1,791	1,791,149
Waystar Technologies, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 10/22/29	1,075	1,073,197
		$ 9,663,943
Hotels, Restaurants & Leisure — 4.0%
Betclic Everest Group, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/10/31	$375	$ 376,054
Caesars Entertainment, Inc., Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	1,504	1,450,856
Delivery Hero SE, Term Loan, 8.643%, (3 mo. USD Term SOFR + 5.00%), 6/30/32	1,750	1,769,687
Fertitta Entertainment LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	1,926	1,926,044
Flutter Financing BV, Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	1,286	1,276,583
Gaia Purchaser, Inc., Term Loan, 6/25/33(10)	1,900	1,902,375
GVC Holdings (Gibraltar) Ltd., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 10/31/29	1,494	1,494,117
Herschend Entertainment Co. LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 5/27/32	371	372,317
Horizon U.S. Finco LP, Term Loan, 8.413%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	1,037	975,348
IRB Holding Corp., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	1,070	1,071,256
Light & Wonder International, Inc., Term Loan, 5.639%, (1 mo. USD Term SOFR + 2.00%), 4/16/29	912	914,428
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	772	737,297
Pioneer Opco LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 5/16/33	775	778,945
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, Term Loan, 6.674%, (3 mo. USD Term SOFR + 3.00%), 4/4/29	$936	$ 923,917
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32	1,022	1,004,545
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	3,078	3,083,758
		$ 20,057,527
Household Durables — 0.8%
Libbey Glass, Inc., Term Loan, 10.32%, (3 mo. USD Term SOFR + 6.50%), 11/22/27	$1,861	$ 1,453,986
Madison Safety & Flow LLC, Term Loan, 8.25%, (U.S. (Fed) Prime Rate + 1.50%), 9/26/31	384	384,612
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	1,214	1,208,171
Serta Simmons Bedding LLC, Term Loan, 11.347%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	744	701,550
		$ 3,748,319
Household Products — 0.2%
Energizer Holdings, Inc., Term Loan, 5.639%, (1 mo. USD Term SOFR + 2.00%), 3/19/32	$1,045	$ 1,044,199
		$ 1,044,199
Independent Power and Renewable Electricity Producers — 0.6%
Invenergy Thermal Operating I LLC:
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	$1,374	$ 1,380,412
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	89	89,782
Lightning Power LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 8/18/31	983	984,716
Pathfinder Power LLC, Term Loan, 6/22/33(10)	500	499,532
		$ 2,954,442
Insurance — 4.1%
Acrisure LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 11/6/30	$2,018	$ 1,830,227
Alera Group, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/32	1,488	1,417,669
Alliant Holdings Intermediate LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/19/31	2,051	2,026,530
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32	1,073	1,052,107
Broadstreet Partners, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 6/13/31	2,389	2,311,861

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
HUB International Ltd., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/20/30	$2,577	$ 2,576,751
IMA Financial Group, Inc., Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 11/1/28	1,385	1,382,892
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/2/33	1,000	959,750
Ryan Specialty Group LLC, Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 9/15/31	1,157	1,156,652
Trucordia Insurance Holdings LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/17/32	1,591	1,423,715
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	1,000	972,500
USI, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	1,931	1,926,882
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 9/29/30	1,458	1,453,772
		$ 20,491,308
Interactive Media & Services — 0.3%
Aragorn Parent Corp., Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 12/16/30	$1,166	$ 1,170,979
Foundational Education Group, Inc., Term Loan, 8.175%, (3 mo. USD Term SOFR + 4.25%), 8/31/28	384	348,383
		$ 1,519,362
IT Services — 2.9%
Ahead DB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/3/31	$773	$ 761,844
Asurion LLC:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 2/23/33	1,040	985,683
Term Loan, 7.913%, (3 mo. USD Term SOFR + 4.25%), 9/19/30	1,854	1,836,796
Term Loan - Second Lien, 9.028%, (3 mo. USD Term SOFR + 5.25%), 1/20/29	98	97,248
Aurora Lux Finco SARL, Term Loan, 8.982%, (3 mo. USD Term SOFR + 5.25%), 10/1/32	997	892,306
Gainwell Acquisition Corp., Term Loan, 7.832%, (3 mo. USD Term SOFR + 4.00%), 10/1/27	1,815	1,791,207
Go Daddy Operating Co. LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 5/30/31	870	850,389
NAB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/23/28	1,011	945,235
Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Newfold Digital Holdings Group, Inc., Term Loan, 7.214%, (1 mo. USD Term SOFR + 3.60%), 4/30/29	$459	$ 371,451
Nielsen Consumer, Inc., Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 10/31/30	465	460,733
Peraton Corp., Term Loan, 7.513%, (3 mo. USD Term SOFR + 3.75%), 2/1/28	499	451,283
Plano HoldCo, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/2/31	568	448,572
Sedgwick Claims Management Services, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/31/31	2,943	2,910,840
Trio Bidco, Inc.:
Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 10/29/32	835	821,768
Term Loan, 10/29/32(8)	88	86,719
Virtusa Corp., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 2/15/29	497	435,898
		$ 14,147,972
Leisure Products — 1.0%
GSM Holdings, Inc., Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 9/30/31	$983	$ 984,804
Hayward Industries, Inc., Term Loan, 5.643%, (1 mo. USD Term SOFR + 2.00%), 6/23/33	1,535	1,538,597
Recess Holdings, Inc., Term Loan, 7.417%, (3 mo. USD Term SOFR + 3.75%), 2/20/30	2,229	2,229,142
		$ 4,752,543
Life Sciences Tools & Services — 1.2%
ICON Luxembourg SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	$577	$ 578,691
Loire Finco Luxembourg SARL, Term Loan, 7.644%, (1 mo. USD Term SOFR + 4.00%), 1/21/30	982	985,952
Parexel International Corp., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 12/12/31	995	996,348
Sotera Health Holdings LLC, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/30/31	2,348	2,352,362
Star Parent, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 9/27/30	997	999,917
		$ 5,913,270
Machinery — 5.2%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.245%, (3 mo. USD Term SOFR + 4.50%), 10/31/31	$970	$ 971,463
AI Aqua Merger Sub, Inc., Term Loan, 6.119% - 6.164%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/31/28	2,482	2,483,028

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Apex Tool Group LLC, Term Loan, 9.644%, (1 mo. USD Term SOFR + 6.00%), 2/8/29	$21	$ 7,944
Astro Acquisition LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 8/30/32	599	600,245
Barnes Group, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 1/27/32	997	998,900
Bettcher Industries, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 4/15/33	450	451,688
BG MS U.S. Holding LLC, Term Loan, 8.482%, (3 mo. USD Term SOFR + 4.75%), 10/22/32	798	793,013
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	1,093	1,079,829
Columbus McKinnon Corp., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 2/3/33	748	747,978
Conair Holdings LLC, Term Loan, 7.508%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	812	705,542
Cube Industrials Buyer, Inc., Term Loan, 6.669%, (3 mo. USD Term SOFR + 3.00%), 10/17/31	1,481	1,484,550
EMRLD Borrower LP, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 8/4/31	515	514,803
Engineered Machinery Holdings, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 11/26/32	2,554	2,570,440
Filtration Group Corp., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 10/21/28	895	896,835
Gates Global LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	739	738,964
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	1,144	1,148,991
Jennmar Inter III LLC, Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 12/16/30	979	972,792
LSF12 Helix Parent LLC, Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 2/10/33	1,750	1,720,469
Pro Mach Group, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 10/15/32	995	996,956
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33	1,625	1,623,253
Roper Industrial Products Investment Co. LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 11/22/29	1,411	1,411,750
TK Elevator Midco GmbH, Term Loan, 6.377%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	3,015	3,032,090
		$ 25,951,523
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 6/24/33(10)	$675	$ 677,113
		$ 677,113
Borrower/Description	Principal Amount (000's omitted)	Value
Media — 0.8%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 12/21/28	$244	$ 243,945
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 2/13/32	593	592,684
Charter Communications Operating LLC, Term Loan, 5.942%, (3 mo. USD Term SOFR + 2.25%), 12/15/31	542	534,946
DirecTV Financing LLC, Term Loan, 9.163%, (3 mo. USD Term SOFR + 5.50%), 2/17/31	482	484,381
Emerald Expositions Holding, Inc.:
Term Loan, 6/17/33(10)	341	340,771
Term Loan, 6/17/33(10)	89	89,090
Term Loan, 6/17/33(10)	45	44,545
Emerald X, Inc., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/30/32	223	223,462
Fleet Midco I Ltd., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 2/21/31	174	174,122
Mission Broadcasting, Inc., Term Loan, 6.235%, (1 mo. USD Term SOFR + 2.50%), 6/2/28	262	262,265
Nexstar Broadcasting, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	980	971,867
WH Borrower LLC, Term Loan, 8.142%, (3 mo. USD Term SOFR + 4.50%), 2/20/32	150	150,081
		$ 4,112,159
Metals/Mining — 0.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)	$220	$ 222,175
Arsenal AIC Parent LLC, Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	1,811	1,819,942
Wireco Worldgroup, Inc., Term Loan, 7.414%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	362	362,044
Zekelman Industries, Inc., Term Loan, 5.863%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	670	670,152
		$ 3,074,313
Oil, Gas & Consumable Fuels — 1.8%
Freeport LNG Investments LLLP, Term Loan, 6.925%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	$2,550	$ 2,557,969
GIP Pilot Acquisition Partners LP, Term Loan, 5.641%, (3 mo. USD Term SOFR + 2.00%), 5/19/33	571	571,388
Matador Bidco SARL, Term Loan, 7.994%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	1,250	1,248,125
Natgasoline LLC, Term Loan, 9.144%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	484	485,586
Oxbow Carbon LLC, Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	504	506,517

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
Traverse Midstream Partners LLC, Term Loan, 4/21/33(10)	$775	$ 775,484
UGI Energy Services LLC, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 2/22/30	1,132	1,135,260
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	1,400	1,405,740
		$ 8,686,069
Paper & Forest Products — 0.1%
Spa Holdings 3 OYJ, Term Loan, 8.244%, (3 mo. USD Term SOFR + 4.25%), 5/23/30	$495	$ 493,576
		$ 493,576
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	$996	$ 968,259
		$ 968,259
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 8/1/32	$1,913	$ 1,922,968
Bausch Health Cos., Inc., Term Loan, 9.894%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	1,513	1,470,435
Ceva Sante Animale, Term Loan, 6.393%, (3 mo. USD Term SOFR + 2.75%), 11/12/30	391	392,330
Jazz Financing Lux SARL, Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,918	1,925,440
Opal Bidco SAS, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 4/28/32	3,735	3,737,023
Padagis LLC, Term Loan, 8.689%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	886	841,800
PRA Health Sciences, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	144	144,181
		$ 10,434,177
Professional Services — 3.6%
AAL Delaware Holdco, Inc., Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/30/31	$1,360	$ 1,362,454
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31	620	623,353
APFS Staffing Holdings, Inc., Term Loan, 7.894%, (1 mo. USD Term SOFR + 4.25%), 12/29/28	219	198,518
Citrin Cooperman Advisors LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32	1,315	1,281,719
Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
CohnReznick LLP:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/31/32	$892	$ 872,370
Term Loan, 3/31/32(8)	52	50,642
CoreLogic, Inc., Term Loan, 7.258%, (1 mo. USD Term SOFR + 3.50%), 6/2/28	2,005	1,985,024
Corporation Service Co., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 11/2/29	404	403,109
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31	1,676	1,658,013
Grant Thornton Advisors LLC, Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 6/2/31	2,263	2,158,736
Heron Bidco, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 12/10/32	725	730,437
Highspring Holdings LLC, Term Loan, 8.882%, (3 mo. USD Term SOFR + 5.00%), 1/22/29	778	641,441
iSolved, Inc., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 10/15/30	1,061	999,277
Mermaid Bidco, Inc., Term Loan, 6.908%, (3 mo. USD Term SOFR + 3.25%), 7/3/31	1,950	1,892,495
Neptune Bidco U.S., Inc., Term Loan, 8.769%, (3 mo. USD Term SOFR + 5.00%), 2/3/33	1,419	1,409,400
Trans Union LLC, Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	1,389	1,387,711
		$ 17,654,699
Real Estate Management & Development — 0.5%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 6/13/33	$95	$ 95,018
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 1/31/30	229	229,459
Greystar Real Estate Partners LLC, Term Loan, 5.917%, (3 mo. USD Term SOFR + 2.25%), 8/21/30	1,032	1,033,215
Metropolis Technologies, Inc., Term Loan, 8.916%, (3 mo. USD Term SOFR + 5.25%), 11/3/32	1,020	1,005,852
		$ 2,363,544
Road & Rail — 0.9%
Avis Budget Car Rental LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	$1,270	$ 1,267,611
First Student Bidco, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	1,561	1,563,882
Hertz Corp.:
Term Loan, 7.413%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	526	371,264
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	292	207,865

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Road & Rail (continued)
Hertz Corp.: (continued)
Term Loan, 7.425%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	$58	$ 41,237
Kenan Advantage Group, Inc., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	907	910,423
		$ 4,362,282
Semiconductors & Semiconductor Equipment — 0.0%†
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(9)	$226	$ 25,048
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 6/30/26	10	9,874
Term Loan, 6/30/26(8)	7	7,166
		$ 42,088
Software — 9.0%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	$2,062	$ 2,030,244
Bending Spoons U.S., Inc., Term Loan, 3/7/31(10)	75	74,025
Boxer Parent Co., Inc., Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 7/30/31	2,546	2,301,583
Calabrio, Inc., Term Loan, 7.666%, (3 mo. USD Term SOFR + 4.00%), 11/26/32	973	757,967
CCC Intelligent Solutions, Inc., Term Loan, 5.644%, (1 mo. USD Term SOFR + 2.00%), 1/23/32	748	738,283
Cloud Software Group, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/21/31	995	875,589
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	1,489	1,292,816
Cloudera, Inc.:
Term Loan, 7.494%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	1,539	1,201,078
Term Loan - Second Lien, 9.744%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	600	413,400
Clover Holdings 2 LLC, Term Loan, 7.375%, (1 mo. USD Term SOFR + 3.75%), 12/9/31	2,228	2,131,896
Constant Contact, Inc., Term Loan, 7.935%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	520	506,935
Cyberswift US Finco LLC, Term Loan, 10/8/32(10)	1,000	998,750
Dayforce, Inc., Term Loan, 6.663%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	2,375	2,172,460
Delta TopCo, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 11/30/29	1,248	1,183,943
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	924	884,302
ECI Macola Max Holding LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,303	1,241,862
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Epicor Software Corp., Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	$2,157	$ 2,066,758
Finastra USA, Inc., Term Loan, 7.746%, (6 mo. USD Term SOFR + 4.00%), 9/15/32	500	462,250
IGT Holding IV AB, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 9/1/31	1,053	1,033,283
Marcel LUX IV SARL, Term Loan, 6.55%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	1,550	1,512,851
McAfee LLC, Term Loan, 6.644%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	1,988	1,772,555
N-Able International Holdings II LLC, Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	199	193,030
OceanKey (U.S.) II Corp., Term Loan, 7.244%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,486	1,427,647
OID-OL Intermediate I LLC, Term Loan, 9.663%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	323	314,535
Open Text Corp., Term Loan, 5.394%, (1 mo. USD Term SOFR + 1.75%), 1/31/30	413	405,209
Polaris Newco LLC, Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	1,495	1,302,969
Project Alpha Intermediate Holding, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,052	1,499,105
Project Boost Purchaser LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,308	1,275,720
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	1,247	1,206,028
Quartz Acquireco LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	992	832,331
RealPage, Inc.:
Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	1,481	1,388,163
Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	990	933,876
Rocket Software, Inc., Term Loan, 7.394%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	996	948,770
Sabre GLBL, Inc.:
Term Loan, 9.744%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	554	496,700
Term Loan, 9.994%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	105	94,313
SkillSoft Corp., Term Loan, 9.008%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	612	315,555
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	1,937	1,627,177

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
UKG, Inc., Term Loan, 5.913%, (3 mo. USD Term SOFR + 2.25%), 2/10/31	$3,764	$ 3,553,222
Vision Solutions, Inc., Term Loan, 7.925%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,513	1,162,412
		$ 44,629,592
Specialty Retail — 1.3%
Apro LLC, Term Loan, 7.374%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	$565	$ 566,584
Great Outdoors Group LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	2,444	2,454,326
Harbor Freight Tools USA, Inc., Term Loan, 5.894%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	1,419	1,415,757
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	122	122,213
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	1,486	1,485,738
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	491	487,883
		$ 6,532,501
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Holdings LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 1/14/33	$1,050	$ 1,045,653
		$ 1,045,653
Trading Companies & Distributors — 2.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 5.389%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$1,041	$ 1,042,360
BCPE Empire Holdings, Inc., Term Loan, 7.144%, (1 mo. USD Term SOFR + 3.50%), 12/29/32	1,072	1,061,144
CD&R Hydra Buyer, Inc., Term Loan, 7.744%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	1,574	1,577,160
DXP Enterprises, Inc., Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 10/11/30	1,326	1,333,648
Paint Intermediate III LLC, Term Loan, 6.653%, (3 mo. USD Term SOFR + 3.00%), 10/9/31	867	870,116
Park River Holdings, Inc., Term Loan, 3/15/31(10)	150	149,993
QXO, Inc., Term Loan, 6/3/33(10)	1,000	999,025
Spin Holdco, Inc.:
Term Loan, 9.096%, (3 mo. USD Term SOFR + 5.43%), 9/4/30	370	381,276
Term Loan - Second Lien, 7.928%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	1,000	757,128
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
White Cap Buyer LLC, Term Loan, 6.894%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	$1,554	$ 1,553,377
Windsor Holdings III LLC, Term Loan, 6.394%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	646	646,603
		$ 10,371,830
Transportation Infrastructure — 0.8%
Brown Group Holding LLC:
Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	$379	$ 380,420
Term Loan, 6.144% - 6.166%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	1,317	1,321,425
KKR Apple Bidco LLC, Term Loan, 6.144%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	2,084	2,087,966
		$ 3,789,811
Total Senior Floating-Rate Loans (identified cost $440,407,269)		$429,302,834

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(12)	32,315,586	$ 32,315,586
Total Short-Term Investments (identified cost $32,315,586)		$ 32,315,586
Total Investments — 102.7% (identified cost $521,907,427)		$508,876,748
Less Unfunded Loan Commitments — (0.2)%		$ (792,405)
Net Investments — 102.5% (identified cost $521,115,022)		$508,084,343
Other Assets, Less Liabilities — (2.5)%		$(12,697,525)
Net Assets — 100.0%		$495,386,818
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $35,617,965 or 7.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Affiliated fund (see Note 9).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At June 30, 2026, the total value of unfunded loan commitments is $789,559. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after June 30, 2026, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 9). The rate shown is the annualized seven-day yield as of June 30, 2026.
Abbreviations:
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $486,148,986)	$473,100,976
Affiliated investments, at value (identified cost $34,966,036)	34,983,367
Cash	1,951,392
Interest receivable	2,282,389
Dividends receivable from affiliated investments	105,554
Receivable for investments sold	11,973,124
Receivable for Fund shares sold	430,409
Receivable from affiliates	7,890
Prepaid upfront fees on notes payable	66,352
Prepaid expenses	2,245
Total assets	$524,903,698
Liabilities
Payable for investments purchased	$27,902,157
Payable for Fund shares redeemed	252,425
Payable to affiliates:
Investment adviser fee	230,431
Distribution fees	101,021
Trustees' fees	7,260
Accrued expenses and other liabilities	1,023,586
Total liabilities	$29,516,880
Commitments and contingencies (see Note 12)
Net Assets	$495,386,818
Sources of Net Assets
Paid-in capital	$586,075,419
Accumulated loss	(90,688,601)
Net Assets	$495,386,818
Initial Class Shares
Net Assets	$491,543,366
Shares Outstanding	60,188,333
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.17
ADV Class Shares
Net Assets	$3,377,574
Shares Outstanding	413,134
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.18
Institutional Class Shares
Net Assets	$465,878
Shares Outstanding	57,043
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$8.17

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income	$121,663
Dividend income from affiliated investments	563,593
Interest income	16,812,406
Other income	63,261
Total investment income	$17,560,923
Expenses
Investment adviser fee	$1,433,657
Distribution fees:
Initial Class	618,552
Shareholder servicing fees:
Initial Class	636,158
ADV Class	4,371
Trustees’ fees and expenses	13,222
Custodian fee	96,680
Transfer and dividend disbursing agent fees	5,873
Legal and accounting services	116,462
Printing and postage	224
Interest expense and fees	91,215
Miscellaneous	37,555
Total expenses	$3,053,969
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$30,975
Total expense reductions	$30,975
Net expenses	$3,022,994
Net investment income	$14,537,929
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(12,678,866)
Net realized loss	$(12,678,866)
Change in unrealized appreciation (depreciation):
Investments	$(393,185)
Investments - affiliated investments	17,331
Net change in unrealized appreciation (depreciation)	$(375,854)
Net realized and unrealized loss	$(13,054,720)
Net increase in net assets from operations	$1,483,209

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$14,537,929	$35,627,500
Net realized loss	(12,678,866)	(10,989,086)
Net change in unrealized appreciation (depreciation)	(375,854)	(3,791,464)
Net increase in net assets from operations	$1,483,209	$20,846,950
Distributions to shareholders:
Initial Class	$(14,442,824)	$(35,301,058)
ADV Class	(103,459)	(286,476)
Institutional Class	(13,420)	(17,710)
Total distributions to shareholders	$(14,559,703)	$(35,605,244)
Transactions in shares of beneficial interest:
Initial Class	$(12,091,491)	$(24,017,213)
ADV Class	(24,900)	(1,924,738)
Institutional Class	78,477	396,529
Net decrease in net assets from Fund share transactions	$(12,037,914)	$(25,545,422)
Net decrease in net assets	$(25,114,408)	$(40,303,716)
Net Assets
At beginning of period	$520,501,226	$560,804,942
At end of period	$495,386,818	$520,501,226

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Financial Highlights

	Initial Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.38	$8.61	$8.65	$8.44	$9.09	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.57	$0.68	$0.70	$0.40	$0.26
Net realized and unrealized gain (loss)	(0.21)	(0.23)	(0.04)	0.21	(0.65)	0.06
Total income (loss) from operations	$0.03	$0.34	$0.64	$0.91	$(0.25)	$0.32
Less Distributions
From net investment income	$(0.24)	$(0.57)	$(0.68)	$(0.70)	$(0.40)	$(0.26)
Total distributions	$(0.24)	$(0.57)	$(0.68)	$(0.70)	$(0.40)	$(0.26)
Net asset value — End of period	$8.17	$8.38	$8.61	$8.65	$8.44	$9.09
Total Return(2)(3)	0.60%(4)	3.95%	7.68%	11.21%	(2.74)%	3.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$491,543	$516,613	$555,279	$563,973	$568,517	$613,623
Ratios (as a percentage of average daily net assets):(5)
Total expenses(3)	1.23%(6)	1.19%	1.19%	1.17%	1.17%	1.17%
Net expenses(3)	1.22%(6)(7)	1.19%(7)	1.19%(7)	1.17%(7)	1.17%(7)	1.17%
Net investment income	5.83%(6)	6.73%	7.89%	8.20%	4.53%	2.90%
Portfolio Turnover	26%(4)	35%	34%	26%	32%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended June 30, 2026 and less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.39	$8.62	$8.66	$8.45	$9.09	$9.04
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.60	$0.70	$0.73	$0.42	$0.29
Net realized and unrealized gain (loss)	(0.21)	(0.24)	(0.04)	0.20	(0.64)	0.05
Total income (loss) from operations	$0.04	$0.36	$0.66	$0.93	$(0.22)	$0.34
Less Distributions
From net investment income	$(0.25)	$(0.59)	$(0.70)	$(0.72)	$(0.42)	$(0.29)
Total distributions	$(0.25)	$(0.59)	$(0.70)	$(0.72)	$(0.42)	$(0.29)
Net asset value — End of period	$8.18	$8.39	$8.62	$8.66	$8.45	$9.09
Total Return(2)(3)	0.61%(4)	4.34%	7.82%	11.48%	(2.37)%	3.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,378	$3,490	$5,525	$6,633	$4,319	$4,255
Ratios (as a percentage of average daily net assets):(5)
Total expenses(3)	0.98%(6)	0.94%	0.94%	0.92%	0.92%	0.92%
Net expenses(3)	0.97%(6)(7)	0.94%(7)	0.94%(7)	0.92%(7)	0.92%(7)	0.92%
Net investment income	6.08%(6)	7.02%	8.16%	8.49%	4.84%	3.16%
Portfolio Turnover	26%(4)	35%	34%	26%	32%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended June 30, 2026 and less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$8.38	$8.61	$8.65	$8.44	$9.09	$9.03
Income (Loss) From Operations
Net investment income(1)	$0.26	$0.60	$0.73	$0.75	$0.44	$0.30
Net realized and unrealized gain (loss)	(0.21)	(0.22)	(0.04)	0.22	(0.65)	0.06
Total income (loss) from operations	$0.05	$0.38	$0.69	$0.97	$(0.21)	$0.36
Less Distributions
From net investment income	$(0.26)	$(0.61)	$(0.73)	$(0.76)	$(0.44)	$(0.30)
Total distributions	$(0.26)	$(0.61)	$(0.73)	$(0.76)	$(0.44)	$(0.30)
Net asset value — End of period	$8.17	$8.38	$8.61	$8.65	$8.440	$9.09
Total Return(2)(3)	0.86%(4)	4.51%	8.34%	11.92%	(2.26)%	4.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$466	$398	$1	$1	$1	$1
Ratios (as a percentage of average daily net assets):(5)
Total expenses(3)	0.72%(6)	0.69%	0.63%	0.67%	0.62%	0.64%
Net expenses(3)	0.71%(6)(7)	0.69%(7)	0.63%(7)	0.67%(7)	0.62%(7)	0.64%
Net investment income	6.34%(6)	7.10%	8.47%	8.82%	5.07%	3.33%
Portfolio Turnover	26%(4)	35%	34%	26%	32%	35%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund and in other affiliated funds (equal to 0.01% of average daily net assets for the six months ended June 30, 2026 and less than 0.01% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At June 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $68,734,442 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $5,339,746 are short-term and $63,394,696 are long-term.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$521,303,151
Gross unrealized appreciation	$3,799,547
Gross unrealized depreciation	(17,018,355)
Net unrealized depreciation	$(13,218,808)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the six months ended June 30, 2026, the investment adviser fee amounted to $1,433,657 or 0.575% (annualized) of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund, and in other affiliated funds. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $30,975 relating to the Fund’s investment in the Liquidity Fund and in other affiliated funds.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2026 amounted to $618,552. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2026, shareholder servicing fees were equivalent to 0.25% per annum of each class's average daily net assets and amounted to $636,158 and $4,371 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $125,096,053 and $130,995,983, respectively, for the six months ended June 30, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Initial Class
Sales	2,302,682	$19,007,642	9,185,893	$ 77,686,627
Issued to shareholders electing to receive payments of distributions in Fund shares	1,756,786	14,442,823	4,172,088	35,301,003
Redemptions	(5,519,505)	(45,541,956)	(16,222,973)	(137,004,843)
Net decrease	(1,460,037)	$(12,091,491)	(2,864,992)	$(24,017,213)
ADV Class
Sales	33,209	$ 273,615	250,480	$ 2,144,296
Issued to shareholders electing to receive payments of distributions in Fund shares	12,569	103,433	33,778	286,412
Redemptions	(48,649)	(401,948)	(509,588)	(4,355,446)
Net decrease	(2,871)	$ (24,900)	(225,330)	$ (1,924,738)
Institutional Class
Sales	8,850	$ 72,967	60,562	$ 507,905
Issued to shareholders electing to receive payments of distributions in Fund shares	1,629	13,391	2,092	17,642
Redemptions	(957)	(7,881)	(15,244)	(129,018)
Net increase	9,522	$ 78,477	47,410	$ 396,529
At June 30, 2026, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 74.1%.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $425 million ($500 million prior to March 2, 2026) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 1, 2027. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $49,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2026 is $66,352 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. The Fund did not have any significant borrowings during the six months ended June 30, 2026.
9  Affiliated Investments
At June 30, 2026, the value of the Fund's investment in affiliated funds and funds that may be deemed to be affiliated was $34,983,367, which represents 7.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 2,650,450	$ —	$ —	$17,331	$ 2,667,781	$43,562	55,000
Short-Term Investments
Liquidity Fund	42,424,079	78,300,480	(88,408,973)	—	—	32,315,586	520,031	32,315,586
Total				$ —	$17,331	$34,983,367	$563,593
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 15,095,583	$ —	$ 15,095,583
Common Stocks	17,311	4,813,016	872,091	5,702,418
Corporate Bonds	—	20,522,382	—	20,522,382
Exchange-Traded Funds	5,177,681	—	—	5,177,681
Preferred Stocks	—	199,736	560,528	760,264
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	426,793,876	1,716,553	428,510,429
Warrants	—	—	0	0
Short-Term Investments	32,315,586	—	—	32,315,586
Total Investments	$37,510,578	$467,424,593	$3,149,172	$508,084,343
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2026 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
12  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Fund. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Fund and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. A bench trial took place on the breach of contract claim in March 2026. Subsequent to June 30, 2026, Eaton Vance Management reached an agreement to settle the proceedings with the non-participating lenders. On July 6, 2026, the parties filed a stipulated order of settlement and dismissal with the court. The Trust’s allocated share of the settlement is approximately $660,000. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education and experience of the investment professionals who provide services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of the Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board noted certain actions taken by the Adviser to address Fund performance and determined to continue to monitor and evaluate their effectiveness over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with the same or substantially similar investment objective as the Fund and with a significant overlap in holdings based on criteria set by the Board. For any such type of account, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other type of account and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other type of account.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2026
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are not excessive.
The Board also considered direct and indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by the Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

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VTFLR-NCSR    6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 21, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	August 21, 2026